Deferred revenue	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Deferred revenue	Deferred revenue:
Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.

Deferred revenue	December 31, 2019	December 31, 2018
Beginning Balance	$16,681	$8,082
Additions to deferred revenue	41,197	19,353
Revenue recognized during the year	(37,722)	(10,754)
Ending Balance	$20,156	$16,681